Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 9,123	$ 9,800
Short-term investments	2,072	1,239
Accounts receivable, net of allowances of $241 and $220	2,061	1,954
Assets under management	2,550	2,383
Deferred income taxes	403	448
Other current receivables, net of allowances of $66 and $28	1,643	1,838
Prepaid expenses and other current assets	541	538
Total current assets	18,393	18,200
Long-term investments	14,707	13,311
Property, equipment and capitalized software, net of accumulated depreciation and amortization of $2,779 and $2,738	2,200	2,140
Goodwill	22,745	20,727
Other intangible assets, net of accumulated amortization of $1,350 and $1,038	2,910	2,381
Other assets	2,108	2,286
Total assets	63,063	59,045
Current liabilities:
Medical costs payable	9,220	9,362
Accounts payable and accrued liabilities	6,488	6,283
Other policy liabilities	3,979	3,137
Commercial paper and current maturities of long-term debt	2,480	2,164
Unearned revenues	1,533	1,217
Total current liabilities	23,700	22,163
Long-term debt, less current maturities	8,662	9,009
Future policy benefits	2,361	2,325
Deferred income taxes and other liabilities	2,515	1,942
Total liabilities	37,238	35,439
Commitments and contingencies (Note 13)
Shareholders' equity:
Preferred stock, $0.001 par value - 10 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value - 3,000 shares authorized; 1,086 and 1,147 issued and outstanding	11	11
Retained earnings	25,562	23,342
Accumulated other comprehensive income (loss):
Net unrealized gains on investments, net of tax effects	280	277
Foreign currency translation losses	(28)	(24)
Total shareholders' equity	25,825	23,606
Total liabilities and shareholders' equity	$ 63,063	$ 59,045